Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of components and movements in right of use assets

	Land and	Computer
	building	equipment	Total
	$	$	$
Balance at January 1, 2020	3,724,696	18,073	3,742,769
Remeasurement of lease liabilities	366,566	—	366,566
Depreciation	(402,947)	(5,388)	(408,335)
Balance at December 31, 2020	3,688,315	12,685	3,701,000
Addition - business combination	477,608	—	477,608
Addition	2,157,796	—	2,157,796
Depreciation	(566,182)	(4,228)	(570,411)
Balance at December 31, 2021	5,757,537	8,457	5,765,993

Schedule of movements in lease liabilities

$
Balance at January 1, 2020	3,985,026
Remeasurement	366,566
Payments	(1,363,050)
Balance at December 31, 2020	2,988,542
Addition - business acquisition	477,608
Additions - other	2,120,893
Payments	(263,078)
Balance at December 31, 2021	5,323,965

Current portion	2,934,236
Non-current portion	2,389,729
5,323,965

Schedule of amount recognized in the statement of comprehensive loss

	2021	2020
	$	$
Depreciation of right-of-use assets	570,411	408,335
Interest on lease liabilities	307,691	211,666
Expense related to lease payments not included in the measurement of lease liabilities	178,707	118,476

Schedule of maturity analysis ??? contractual undiscounted cash flows of lease liabilities

$
2022	3,220,750
2023	353,380
2024	357,113
2025	332,296
2026	229,332
Thereafter	2,121,321
6,614,192